Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000015153 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	$ 10,000		$ 10,034	$ 10,103	$ 10,367	$ 10,488	$ 10,813	$ 10,542	$ 10,645	$ 10,904	$ 11,283	$ 11,625
C000015152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,750		9,765	9,805	10,042	10,139	10,433	10,140	10,218	10,459	10,802	11,098
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	10,000		10,055	10,309	10,838	11,247	11,842	11,414	11,390	11,770	11,976	12,494
Lipper Short Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Short Municipal Debt Funds Classification Average
S And P Municipal Bond Short Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Short Index
Accumulated Value	$ 10,000		$ 10,070	$ 10,122	$ 10,391	$ 10,580	$ 10,858	$ 10,629	$ 10,793	$ 11,030	$ 11,423	$ 11,775